ACCOUNTS PAYABLE AND ACCRUED LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
ACCOUNTS PAYABLE AND ACCRUED LIABILITIES
Trade payables	$ 344,606	$ 295,998
Accrued liabilities	283,883	276,462
Wages payable	143,824	108,142
Other liabilities	261,131	142,810
Total accounts payable and accrued liabilities	$ 1,033,444	$ 823,412